PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT
Schedule of Property, Plant and Equipment

	Leasehold
	land and	Freehold	Leasehold		Transportation	Furniture	Renovation
	building	lands	improvement	Machinery	equipment	and fixture	in progress	Total
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
	(Note ii)
COST
At January 1, 2023	2,086	11,224	276,181	14,969	1,871	31,668	21,685	359,684
Additions (Note i)	—	—	12,220	1,780	256	2,908	14,078	31,242
Disposal of a subsidiary (Note 39)	(1,843)	(9,919)	(28)	(9)	(350)	(126)	(2,465)	(14,740)
Transfer from renovation in progress	—	—	17,476	—	—	—	(17,476)	—
Disposals	—	—	(3,119)	(1,027)	(238)	(1,234)	(1,107)	(6,725)
Exchange adjustments	(243)	(1,305)	(1,230)	(1)	(34)	(278)	(240)	(3,331)
At December 31, 2023	—	—	301,500	15,712	1,505	32,938	14,475	366,130
Additions (Note i)	—	—	5,520	1,589	274	3,352	26,679	37,414
Transfer from renovation in progress	—	—	30,251	—	—	—	(30,251)	—
Disposals	—	—	(9,564)	(1,204)	(167)	(1,216)	(1,183)	(13,334)
Exchange adjustments	—	—	(6,502)	(490)	(134)	(847)	(672)	(8,645)
At December 31, 2024	—	—	321,205	15,607	1,478	34,227	9,048	381,565

DEPRECIATION AND IMPAIRMENT
At January 1, 2023	576	—	143,351	4,724	1,150	12,439	—	162,240
Charge for the year	157	—	36,935	2,815	182	2,653	—	42,742
Net reversal impairment recognized in profit or loss	—	—	(3,674)	—	—	(129)	75	(3,728)
Disposal of a subsidiary (Note 39)	(656)	—	(14)	(6)	(184)	(40)	—	(900)
Eliminated on disposals	—	—	(862)	(634)	(212)	(709)	—	(2,417)
Exchange adjustments	(77)	—	(359)	—	(14)	(80)	(1)	(531)
At December 31, 2023	—	—	175,377	6,899	922	14,134	74	197,406

	Leasehold
	land and	Freehold	Leasehold		Transportation	Furniture	Renovation
	building	lands	improvement	Machinery	equipment	and fixture	in progress	Total
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000

DEPRECIATION AND IMPAIRMENT (cont’d)
At January 1, 2024	—	—	175,377	6,899	922	14,134	74	197,406
Charge for the year	—	—	37,564	2,741	163	3,471	—	43,939
Net impairment recognized in profit or loss	—	—	1,209	24	—	1,075	—	2,308
Eliminated on disposals	—	—	(8,852)	(867)	(129)	(1,201)	(75)	(11,124)
Exchange adjustments	—	—	(2,056)	(254)	(107)	(449)	1	(2,865)
At December 31, 2024	—	—	203,242	8,543	849	17,030	—	229,664

CARRYING AMOUNT
At December 31, 2023	—	—	126,123	8,813	583	18,804	14,401	168,724

At December 31, 2024	—	—	117,963	7,064	629	17,197	9,048	151,901

Note i:

In 2024, the Group purchased for new additions of USD37,414,000 and renovation fee payables carried forward from prior year of USD1,472,000 (Note 22). There is USD4,144,000 remains unpaid includes in renovation fee payables (Note 22).

In 2023, the Group purchased for new additions of USD31,242,000 and renovation fee payables carried forward from prior year of USD3,457,000 (Note 22). There is USD1,472,000 remains unpaid includes in renovation fee payables (Note 22). Prepayment of USD426,000 for plant, property and equipment carried forward from prior year was utilized in 2023.

Note ii:

In the opinion of the directors of the Group, allocations of the carrying amounts between the leasehold land and building elements cannot be made reliably and therefore the entire carrying amounts of the leasehold land and building is presented as property, plant and equipment.

Leasehold land and building	5.88% – 25.00%
Leasehold improvement	5.56% – 33.00% or lease term
Machinery	12.50% – 33.00%
Transportation equipment	10.00% – 25.00%
Furniture and fixture	5.26% – 33.00%